Note 11 - Goodwill (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020
Goodwill, Impairment Loss	$ 4,150	$ 0	$ 0
Operations Optimization [Member]
Goodwill, Impairment Loss	4,150
E and P Technology and Services [Member]
Goodwill, Impairment Loss	$ 0
Measurement Input, Discount Rate [Member]
Goodwill, Measurement Input				19